Securities (Tables)	6 Months Ended
Apr. 30, 2021
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Summary of Unrealized Gains and Losses

The following table summarizes the unrealized gains and losses as at April 30, 2021 and October 31, 2020.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)							As at
			April 30, 2021				October 31, 2020
	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value
Government and government-related securities
Canadian government debt
Federal	$12,897	$122	$(6)	$13,013	$13,967	$160	$(1)	$14,126
Provinces	17,622	244	(21)	17,845	16,342	181	(21)	16,502
U.S. federal, state, municipal governments, and agencies debt	25,372	151	(5)	25,518	32,875	192	(33)	33,034
Other OECD government guaranteed debt	8,109	25	(3)	8,131	10,720	39	(3)	10,756

Mortgage-backed securities	2,906	6	–	2,912	3,855	11	(1)	3,865

	66,906	548	(35)	67,419	77,759	583	(59)	78,283
Other debt securities
Asset-backed securities	7,641	30	(14)	7,657	10,051	26	(71)	10,006

Corporate and other debt	8,466	82	(8)	8,540	9,853	79	(37)	9,895

	16,107	112	(22)	16,197	19,904	105	(108)	19,901

Total debt securities	83,013	660	(57)	83,616	97,663	688	(167)	98,184
Equity securities
Common shares	3,677	143	(87)	3,733	2,641	26	(280)	2,387

Preferred shares	436	12	(47)	401	303	–	(91)	212

	4,113	155	(134)	4,134	2,944	26	(371)	2,599
Total securities at fair value through other comprehensive income	$87,126	$815	$(191)	$87,750	$100,607	$714	$(538)	$100,783

[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income
Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the three months ended		For the six months ended
	April 30, 2021	October 31, 2020	April 30, 2021	April 30, 2020	April 30, 2021	April 30, 2020
	Fair value		Dividend income recognized		Dividend income recognized
Common shares	$3,733	$2,387	$40	$24	$70	$51

Preferred shares	401	212	4	4	7	7
Total	$4,134	$2,599	$44	$28	$77	$58

Summary of Securities Net Realized Gains (Losses)

The following table summarizes the net realized gains and losses for the three and six months ended April 30, 2021 and April 30, 2020.

Securities Net Realized Gains (Losses)
(millions of Canadian dollars)	For the three months ended		For the six months ended
	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Debt securities at amortized cost	$(61)	$–	$(61)	$–

Debt securities at fair value through other comprehensive income	14	(12)	34	(2)
Total	$(47)	$(12)	$(27)	$(2)

Summary of Debt Securities by Risk Rating

The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Debt Securities by Risk Ratings

(millions of Canadian dollars)										As at
	April 30, 2021									October 31, 2020
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Debt securities
Investment grade	$297,170	$–	$	n/a	$297,170	$322,842	$–	$	n/a	$322,842
Non-Investment grade	2,245	82		n/a	2,327	2,762	244		n/a	3,006
Watch and classified	n/a	26		n/a	26	n/a	17		n/a	17

Default	n/a	n/a		–	–	n/a	n/a		–	–

Total debt securities	299,415	108		–	299,523	325,604	261		–	325,865

Allowance for credit losses on debt securities at amortized cost	2	–		–	2	2	–		–	2
Debt securities, net of allowance	$299,413	$108		$–	$299,521	$325,602	$261		$–	$325,863